Prepaid Expenses and Other Current Assets, Net (Details) - Schedule of Prepaid Expenses and Other Current Assets, Net - CNY (¥) ¥ in Thousands	Sep. 30, 2023	Mar. 31, 2023
Schedule of Prepaid Expenses and Other Current Assets, Net [Line Items]
Advance to suppliers	¥ 75,093	¥ 63,410
Input GST/IVA	455	384
Receivables from supply chain service provider	4,727	7,648
Expected return assets
Other receivables	21,468	24,224
Allowance for doubtful accounts	(355)	(355)
Prepaid expenses and other current assets, net	¥ 101,388	¥ 95,311